Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interim Reporting [Line Items]
Net revenues	$ 347,652		$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember		us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues less direct advertising expenses			$ 308,287	$ 308,940	$ 302,352	$ 243,987	$ 285,826	$ 277,799	$ 279,016	$ 222,733
Net income applicable to common stock	$ 31,338		$ 102,661	$ 99,618	118,305	51,162	$ 95,601	$ 93,965	$ 100,340	$ 14,961	$ 71,740	$ 169,467	$ 371,746	$ 304,867	$ 317,311
Net income	$ 31,429	$ 40,493			$ 118,396	$ 51,253					$ 71,922	$ 169,649	$ 372,111	$ 305,232	$ 317,676
Net income per common share basic	$ 0.31		$ 1.02	$ 0.99	$ 1.18	$ 0.51	$ 0.97	$ 0.95	$ 1.02	$ 0.15	$ 0.71	$ 1.70	$ 3.71	$ 3.09	$ 3.24
Net income per common share diluted	$ 0.31		$ 1.02	$ 0.99	$ 1.18	$ 0.51	$ 0.96	$ 0.95	$ 1.02	$ 0.15	$ 0.71	$ 1.69	$ 3.71	$ 3.08	$ 3.23
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Interim Reporting [Line Items]
Net revenues	$ 347,652		$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember		us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues less direct advertising expenses			$ 308,287	$ 308,940	$ 302,352	$ 243,987	$ 285,826	$ 277,799	$ 279,016	$ 222,733
Net income	$ 31,534	$ 40,617	$ 102,861	$ 99,832	$ 118,485	$ 51,362	$ 95,788	$ 94,165	$ 100,520	$ 15,158	$ 72,151	$ 169,847	$ 372,540	$ 305,631	$ 318,058